Note 38 Personnel expense (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Personnel expenses [Line Items]
Wages and salaries	€ 2,768	€ 2,731
Social security contributions	528	486
Post-employment benefit expense, defined contribution plans	72	86
Post-employment benefit expense, defined benefit plans	28	31
Other employee expense	297	300
Employee benefits expense	€ 3,693	€ 3,633